TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

16.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Luckin BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the British Virgin Islands, Luckin BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Luckin HK, Luckin Roasting and Luckin Roastery are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2022, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2022 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

16.  TAXATION (CONTINUED)

PRC (continued)

The components of (loss)/income before tax are as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	(2,937,591)	617,090	(331,744)	(48,098)
PRC	(3,303,200)	(102,298)	1,458,494	211,462
Total (loss)/income before tax	(6,240,791)	514,792	1,126,750	163,364

Income tax expenses/(benefits)
Current income tax expenses	919	360	144,032	20,882
Deferred tax benefits	(638,720)	(64,221)	494,472	71,692
Income tax (benefits)/expenses	(637,801)	(63,861)	638,504	92,574

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2020, 2021 and 2022 to income tax expense were as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
(Loss)/income before income taxes	(6,240,791)	514,792	1,126,750	163,364

Income tax (benefits)/expenses computed at PRC statutory income tax rate of 25%	(1,560,198)	128,698	281,688	40,841
Additional deduction for R&D expenses	(9,108)	(11,095)	(13,516)	(1,960)
Non-deductible share-based compensation expenses	5,507	58,581	80,440	11,663
Non-deductible expenses and non-taxable income	24,495	9,415	(9,967)	(1,445)
Defer tax assets writeoff related to closure entities	—	—	8,266	1,198
Recognition of uncertain tax benefits	—	—	29,325	4,252
Change of valuation allowance	164,850	60,352	220,774	32,009
Effect of preferential tax rate	9,395	(158,362)	(18,626)	(2,701)
Effect of International tax rates	727,446	(155,242)	76,378	11,074
Prior-year tax filing difference	(188)	3,792	(16,258)	(2,357)

Income tax (benefits)/expenses	(637,801)	(63,861)	638,504	92,574

16.  TAXATION (CONTINUED)

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets
Donation	4,075	1,264	183
Accrued expenses	31,843	29,867	4,330
Accrued welfare	14,538	29,662	4,301
Impairment loss of long-lived assets and investments	303,168	327,764	47,521
Allowance for doubtful accounts	22,577	5,398	783
Tax losses	1,441,091	1,149,639	166,682
Valuation allowance	(1,114,351)	(1,335,125)	(193,575)

Total deferred tax assets, net	702,941	208,469	30,225

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2022, the Company and most of its subsidiaries and VIE were in cumulative loss position, except some new entities with immaterial taxable income. The valuation allowance of RMB1,114.4 million and RMB1,335.1 million (US$193.6 million) as of December 31, 2021 and 2022 was primarily provided for the deferred income tax assets of certain subsidiaries, which were not estimated to generate enough future taxable income to utilize its some portion or all of the benefits of the deferred tax assets.

Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that some portion or all of the benefits of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2022, the Group had accumulated tax losses of RMB4,706.3 million (US$682.3 million) derived from entities in the mainland PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2023 to 2027 if not utilized.

Unrecognized Tax Position

As of December 31, 2020, 2021 and 2022, unrecognized tax benefit were RMB54.0 million, RMB55.0 million and RMB80.9 million (US$11.7 million), among which, RMB54.7 million (US$7.9 million) of unrecognized tax benefits as of December 31, 2022 would impact the effective tax rate if ultimately recognized after considering valuation allowance. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers. The unrecognized tax benefits represent a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law and the estimated income tax expenses the Group would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

16.  TAXATION (CONTINUED)

Unrecognized Tax Position (continued)

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of year	53,961	54,956	7,968
Additions based on tax positions related to the current year	995	25,974	3,766

Balance at end of year	54,956	80,930	11,734

The Company’s tax returns continue to remain effectively subject to examination by China tax authorities for the years 2018 through 2022.